[USAA Logo is here]

                     USAA INVESTMENT TRUST
                     Income Strategy Fund
                    Balanced Strategy Fund
                     Growth Strategy Fund

                SUPPLEMENT DATED JANUARY 2, 1996
           TO THE STATEMENT OF ADDITIONAL INFORMATION
                     DATED SEPTEMBER 1, 1995



     Effective January 1, 1996, M. Staser Holcomb replaced Hansford T. Johnson as Trustee and Chairman of the Board of Trustees and C. Dale Briscoe retired from the Board of Trustees. The paragraph on page 11 under the caption "Trustees and Officers of the Trust" relating to Hansford T. Johnson is replaced with the following information:

M. Staser Holcomb 1, 2
Trustee and Chairman of the Board of Trustees
Age: 63

President, Chief Executive Officer, Director and Vice Chairman of the Board of Directors of USAA Capital Corporation and several of its subsidiaries and affiliates (1/96-present); Executive Vice President, Chief Information Officer, United Services Automobile Association (USAA) (2/94-12/95); Executive Vice President, Chief Financial Officer, USAA and President, Director and Vice Chairman of the Board of Directors, USAA Capital Corporation (9/91-1/94); and Executive Vice President, Property & Casualty Operations, USAA (1/90-8/91). Mr. Holcomb also will serve as a Trustee and Chairman of the Board of Trustees of USAA State Tax-Free Trust and as a Director and Chairman of the Boards of Directors of USAA Investment Management Company (IMCO), USAA Mutual Fund, Inc., USAA Tax Exempt Fund, Inc., USAA Shareholder Account Services, USAA Federal Savings Bank and USAA Real Estate Company.

     Also effective January 1, 1996, Bradford W. Rich, Senior
Vice President, General Counsel and Secretary, USAA, replaced
William McCrae as a Director of USAA IMCO.

27813-0196




[USAA Logo is here]

                      USAA INVESTMENT TRUST
   Growth and Tax Strategy Fund       Cornerstone Strategy Fund
   Emerging Markets Fund              Gold Fund
   International Fund                 World Growth Fund
   GNMA Trust                         Treasury Money Market Trust

                SUPPLEMENT DATED JANUARY 2, 1996
           TO THE STATEMENT OF ADDITIONAL INFORMATION
     DATED OCTOBER 1, 1995 AS SUPPLEMENTED NOVEMBER 1, 1995



     Effective January 1, 1996, M. Staser Holcomb replaced Hansford T. Johnson as Trustee and Chairman of the Board of Trustees and C. Dale Briscoe retired from the Board of Trustees. The paragraph on page 15 under the caption "Trustees and Officers of the Trust" relating to Hansford T. Johnson is replaced with the following information:

M. Staser Holcomb 1, 2
Trustee and Chairman of the Board of Trustees
Age: 63

President, Chief Executive Officer, Director and Vice Chairman of the Board of Directors of USAA Capital Corporation and several of its subsidiaries and affiliates (1/96-present); Executive Vice President, Chief Information Officer, United Services Automobile Association (USAA) (2/94-12/95); Executive Vice President, Chief Financial Officer, USAA and President, Director and Vice Chairman of the Board of Directors, USAA Capital Corporation (9/91-1/94); and Executive Vice President, Property & Casualty Operations, USAA (1/90-8/91). Mr. Holcomb also will serve as a Trustee and Chairman of the Board of Trustees of USAA State Tax-Free Trust and as a Director and Chairman of the Boards of Directors of USAA Investment Management Company (IMCO), USAA Mutual Fund, Inc., USAA Tax Exempt Fund, Inc., USAA Shareholder Account Services, USAA Federal Savings Bank and USAA Real Estate Company.

     Also effective January 1, 1996, Bradford W. Rich, Senior
Vice President, General Counsel and Secretary, USAA, replaced
William McCrae as a Director of USAA IMCO.

27814-0196